Offerings - Offering: 1	Jan. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.768% Fixed-to-Floating Subordinated Notes due 2036
Maximum Aggregate Offering Price	$ 450,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,145.00
Offering Note	The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rule 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-272312 filed on June 1, 2023.